INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 14,386
Cost at end of year	12,658	$ 14,386
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	15,695	12,515
Acquisitions through business combinations, intangible assets and goodwill	0	3,248
Additions, net of disposals	42	109
Decrease through classified as held for sale, intangible assets other than goodwill	0	(1)
Non-cash additions, intangible assets other than goodwill	0	15
Foreign currency translation	(1,725)	(191)
Cost at end of year	$ 14,012	$ 15,695